Bank Borrowings - (Tables)	6 Months Ended
Jun. 30, 2017
Bank Borrowings
Schedule of bank borrowings

	June 30,	December 31,
	2017	2016
	(in US$’000)
Current	26,861	19,957
Non-current	19,990	26,830
	46,851	46,787

Schedule of maturities of bank borrowings

	June 30,	December 31,
	2017	2016
	(in US$’000)
Not later than 1 year	26,861	19,957
Between 1 to 5 years	19,990	26,830
	46,851	46,787